Business Combination - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Nov. 23, 2016 INR (₨)	Mar. 31, 2018 INR (₨) Acquisition	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Nov. 23, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill		₨ 117,584	₨ 125,796	₨ 116,980	$ 1,691.0
Appirio Inc [member]
Disclosure of detailed information about business combination [line items]
Acquisition date	Nov. 23, 2016
Total consideration	₨ 32,402					$ 475.7
Cash and cash equivalents acquired	85
Trade receivables acquired	2,363
Goodwill	₨ 28,020
Revenue of combined entity as if combination occurred at beginning of period			559,575
Profit (loss) of combined entity as if combination occurred at beginning of period			₨ 85,424
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total consideration		6,924
Cash and cash equivalents acquired		58
Trade receivables acquired		215
Goodwill		₨ 1,185
Number of business combination completed | Acquisition		4